EMBEDDED DERIVATIVE ASSET - Additional Information (Details) $ / shares in Units, oz in Millions				1 Months Ended		12 Months Ended
	Aug. 05, 2020 CAD ($) oz shares	Mar. 29, 2017 USD ($) t	Oct. 02, 2008 USD ($)	Mar. 29, 2017 CAD ($) shares	Mar. 29, 2017 USD ($) t shares	Dec. 31, 2021 CAD ($) $ / oz	Dec. 31, 2020 CAD ($)	Aug. 04, 2022	Dec. 31, 2021 $ / shares	Aug. 05, 2020 USD ($) shares	Aug. 04, 2020 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common share purchase warrants | shares	2,000,000									2,000,000
Number of shares per warrant | shares	1									1
Exercise price	3.50%									3.50%
Fair value	$ 4,806,000									$ 3,624,000
Derivative asset						$ 9,459,000
Percentage of life of mine silver	25.00%		25.00%							25.00%
Proceeds From Up-front deposit payments			$ 50,000,000
Proceeds from further Up-front deposit payments			$ 3.90
Annual percentage increase after third year of full production						1.00%
Silver purchase agreement, initial term			40 years
Mine and mill Completion per day | t		400			400
Reduction of mill throughput per day | t		322			322
Shares issued - consideration for Wheaton (in shares) | shares				3,000,000	3,000,000
Shares issued - consideration for Wheaton				$ 6,600,000	$ 4,934,948
Up front deposit amount		$ 50,000,000			50,000,000
Percentage Of interest representing future production	25.00%					25.00%
Production payment per ounce | $ / oz						3.90
Obligation to pay capacity related refund		8,788,000			$ 8,788,000
Repayment of original deposit		$ 50,000,000
Cost [Member]
Disclosure of non-adjusting events after reporting period [line items]
Embedded derivative asset credited against the mineral properties balance							$ (14,835,000)
Mineral properties | Cost [Member]
Disclosure of non-adjusting events after reporting period [line items]
Embedded derivative asset credited against the mineral properties balance	$ 14,835,000
Initial period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spot price payable at US$15 per ounce silver											90.00%
Spot price that pays 90% | $ / shares											$ 15
Ounces payable | oz	8
Percentage of spot price payable at US$23 per ounce silver											10.00%
Spot price that pays 10% | $ / shares											$ 23
Following the Initial Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spot price payable at US$15 per ounce silver								90.00%
Spot price that pays 90% | $ / shares									$ 13
Percentage of spot price payable at US$23 per ounce silver								10.00%
Spot price that pays 10% | $ / shares									$ 23
Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Derivative asset							$ 21,728,000